Risk Management and Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade accounts receivable, net	$ 2,585	$ 703
Trade accounts payable	4,746	$ 2,293
Carrying Value [Member]
Cash and cash equivalents	4,204
Trade accounts receivable, net	2,585
Trade accounts payable	4,746
Long-term debt with variable interest rates, net	39,422
Long-term loans and promissory note with non-variable interest rates, net	29,000
Fair Value [Member]
Cash and cash equivalents	4,204
Trade accounts receivable, net	2,585
Trade accounts payable	4,746
Long-term debt with variable interest rates, net	39,422
Long-term loans and promissory note with non-variable interest rates, net	$ 29,000